LOSSES PER SHARE	12 Months Ended
Dec. 31, 2019
LOSSES PER SHARE
LOSSES PER SHARE

18.  LOSSES PER SHARE

Basic and diluted losses per share for each of the years presented is calculated as follows:

	For the years ended December 31,
	2017		2018		2019
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B

Losses per share from continuing operations—basic:
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share—basic	(265,563)	(59,172)	(380,701)	(82,216)	(600,774)	(86,296)	(50,494)	(7,253)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	333,909,823	74,400,299	344,510,993	74,400,299	395,357,173	395,357,173	33,229,132	33,229,132
Denominator used for losses per share	333,909,823	74,400,299	344,510,993	74,400,299	395,357,173	395,357,173	33,229,132	33,229,132
Losses per share from continuing operations — basic	(0.80)	(0.80)	(1.13)	(1.13)	(1.52)	(0.22)	(1.52)	(0.22)

Losses per share from continuing operations—diluted:
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	(265,563)	(59,172)	(380,701)	(82,216)	(600,774)	(86,296)	(50,494)	(7,253)
Reallocation of net loss from continuing operations attributable to 500.com Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	(59,172)	—	(82,216)	—	(50,494)	(7,253)	—	—
Net loss from continuing operations attributable to ordinary shareholders	(324,735)	(59,172)	(462,917)	(82,216)	(651,268)	(93,549)	(50,494)	(7,253)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	333,909,823	74,400,299	344,510,993	74,400,299	395,357,173	395,357,173	33,229,132	33,229,132
Conversion of Class B to Class A ordinary shares	74,400,299	—	74,400,299	—	33,229,132	33,229,132	—	—
Denominator used for losses per share	408,310,122	74,400,299	418,911,292	74,400,299	428,586,305	428,586,305	33,229,132	33,229,132
Losses per share from continuing operations—diluted	(0.80)	(0.80)	(1.13)	(1.13)	(1.52)	(0.22)	(1.52)	(0.22)

Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	33,390,982	—	34,451,099	—	39,535,717	39,535,717	—	—
Denominator used for losses per ADS - diluted	40,831,012	—	41,891,129	—	42,858,631	42,858,631	—	—
Losses from continuing operations per ADS – basic	(7.95)	—	(11.28)	—	(15.20)	(2.18)	—	—
Losses from continuing operations per ADS – diluted	(7.95)	—	(11.28)	—	(15.20)	(2.18)	—	—

	For the years ended December 31,
	2017		2018		2019
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B

Income per share from discontinued operations—basic:
Numerator:
Allocation of net income from discontinued operations attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share—basic	6,245	1,391	9,247	1,997	—	—	—	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	333,909,823	74,400,299	344,510,993	74,400,299	395,357,173	395,357,173	33,229,132	33,229,132
Denominator used for income per share	333,909,823	74,400,299	344,510,993	74,400,299	395,357,173	395,357,173	33,229,132	33,229,132
Income per share from discontinued operations — basic	0.02	0.02	0.03	0.03	—	—	—	—

Income per share from discontinued operations—diluted:
Numerator:
Allocation of net income from discontinued operations attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share— diluted	6,245	1,391	9,247	1,997	—	—	—	—
Reallocation of net income from discontinued operations attributable to 500.com Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	1,391	—	1,997	—	—	—	—	—
Net income from discontinued operations attributable to ordinary shareholders	7,636	1,391	11,244	1,997	—	—	—	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	333,909,823	74,400,299	344,510,993	74,400,299	395,357,173	395,357,173	33,229,132	33,229,132
Conversion of Class B to Class A ordinary shares	74,400,299	—	74,400,299	—	33,229,132	33,229,132	—	—
Denominator used for income per share	408,310,122	74,400,299	418,911,292	74,400,299	428,586,305	428,586,305	33,229,132	33,229,132
Losses per share from discontinued operations—diluted	0.02	0.02	0.03	0.03	—	—	—	—

Income from discontinued operations per ADS:
Denominator used for income per ADS - basic	33,390,982	—	34,451,099	—	39,535,717	39,535,717	—	—
Denominator used for income per ADS - diluted	40,831,012	—	41,891,129	—	42,858,631	42,858,631	—	—
Income from discontinued operations per ADS – basic	0.19	—	0.27	—	—	—	—	—
Income from discontinued operations per ADS – diluted	0.19	—	0.27	—	—	—	—	—